ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables, Net, Current [Abstract]
Allowance for doubtful accounts	$ 7,630	$ 235,755	$ 213,457